CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities
Profit (loss) from continuing operations	$ 97.5	$ (36.4)
Adjustments for:
Depreciation expense	221.7	242.0
Deferred revenue recognized	0.0	(195.0)
Impairment charge	0.0	17.1
Income tax expense	30.7	78.1
Derivative gain	(22.9)	(21.9)
Write-down of inventories	5.9	1.3
Finance costs	21.0	8.6
Other non-cash items	(10.0)	15.8
Adjustments for cash items:
Proceeds from gold prepayment	0.0	236.0
Proceeds from insurance claim	0.6	1.2
Settlement of derivatives	23.3	20.9
Disbursements related to asset retirement obligations	(2.0)	(2.0)
Movements in non-cash working capital items and non-current ore stockpiles	(14.9)	(40.6)
Cash from operating activities, before income taxes paid	226.3	325.1
Income taxes paid	(82.3)	(67.5)
Net cash from operating activities related to continuing operations	144.0	257.6
Net cash from operating activities related to discontinued operations	15.4	151.1
Net cash from operating activities	159.4	408.7
Investing activities
Capital expenditures for property, plant and equipment	(907.3)	(742.7)
Capitalized borrowing costs	(68.3)	(37.8)
Disposal of marketable securities (net)	(0.4)	27.6
Other investing activities	(4.9)	(8.3)
Net cash used in investing activities related to continuing operations	(394.1)	(761.2)
Net cash used in investing activities related to discontinued operations	(8.2)	(130.7)
Net cash used in investing activities	(402.3)	(891.9)
Financing activities
Common shares issued for cash on exercise of stock options	327.1	0.0
Dividends paid to non-controlling interests	(13.7)	(18.4)
Other financing activities	(33.7)	(15.7)
Net cash from financing activities related to continuing operations	203.7	420.9
Net cash used in financing activities related to discontinued operations	(2.0)	(16.9)
Net cash from financing activities	201.7	404.0
Effects of exchange rate fluctuation on cash and cash equivalents	1.3	(17.1)
Decrease in cash and cash equivalents - all operations	(39.9)	(96.3)
Decrease in cash and cash equivalents - held for sale	(0.8)	(40.8)
Decrease in cash and cash equivalents - continuing operations	(40.7)	(137.1)
Cash and cash equivalents, beginning of the year	407.8	544.9
Cash and cash equivalents, end of the year	367.1	407.8
Bambouk
Adjustments for:
Gain on sale of joint ventures	(109.1)	0.0
Investing activities
Proceeds from sale of joint ventures	197.6	0.0
Rosebel
Investing activities
Proceeds from sale of joint ventures	389.2	0.0
Pitangui and Acurui Projects
Adjustments for:
Gain on sale of joint ventures	(15.5)	0.0
Credit Facility
Financing activities
Proceeds from (repayment of) credit facility	(455.0)	455.0
Equipment loans
Financing activities
Proceeds from borrowings	$ 379.0	$ 0.0